united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21872

Mutual Fund Series Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC, 80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 866-447-4228

Date of fiscal year end: 9/30

Date of reporting period: 12/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2015
Shares		Value

	COMMON STOCKS - 99.8%
	AIRLINES - 3.4%
24,300	Hawaiian Holdings, Inc. *	$ 858,519

	APPAREL - 1.1%
62,500	Vince Holding Corp. *	286,250

	AUTO PARTS & EQUIPMENT - 8.5%
150,945	Accuride Corp. *	250,569
32,900	American Axle & Manufacturing Holdings, Inc. *	623,126
17,625	Cooper Tire & Rubber Co.	667,106
18,000	Goodyear Tire & Rubber Co.	588,060
		2,128,861
	COMMERCIAL SERVICES - 13.3%
19,000	ADT Corp. (b)	626,620
16,001	Ascent Capital Group, Inc. *	267,537
15,000	Avis Budget Group, Inc. *	544,350
52,200	RPX Corp. *	574,200
37,300	RR Donnelley & Sons Co.	549,056
12,500	Strayer Education, Inc. *	751,500
		3,313,263
	DISTRIBUTION/WHOLESALE - 1.3%
9,000	Fossil Group, Inc. *	329,040

	DIVERSIFIED FINANCIAL SERVICES - 14.2%
31,200	Altisource Portfolio Solutions SA (b)*	867,672
13,500	Artisan Partners Asset Management, Inc.	486,810
32,495	Enova International, Inc. *	214,792
82,800	GAIN Capital Holdings, Inc.	671,508
2,300	Higher One Holdings, Inc. *	7,452
11,800	INTL. FCStone, Inc. *	394,828
57,740	Pzena Investment Management, Inc.	496,564
10,785	World Acceptance Corp. (b)*	400,123
		3,539,749
	FOOD - 5.1%
16,300	Sanderson Farms, Inc. (b)	1,263,576

	HEALTHCARE-SERVICES - 12.3%
32,950	Health Net, Inc. *	2,255,757
13,400	Molina Healthcare, Inc. *	805,742
		3,061,499
	INSURANCE - 14.0%
29,200	Federated National Holding Co.	863,152
13,736	HCI Group, Inc.	478,700
23,400	Heritage Insurance Holdings, Inc. *	510,588
18,489	Maiden Holdings, Ltd.	275,671
39,000	United Insurance Holdings Corp.	666,900
30,100	Universal Insurance Holdings, Inc. (b)	697,718
		3,492,729

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(continued)
December 31, 2015
Shares		Value
	INTERNET - 1.8%
63,000	1-800-Flowers.com, Inc. *	$ 458,640

	MACHINERY-DIVERSIFIED - 1.4%
14,800	DXP Enterprises, Inc. *	337,440

	METAL FABRICATE/HARDWARE - 3.5%
41,400	Global Brass & Copper Holdings, Inc.	881,820

	MINING - 1.2%
65,200	Century Aluminum Co. *	288,184

	OIL & GAS - 2.9%
35,500	Alon USA Energy, Inc.	526,820
86,511	Fairmount Santrol Holdings, Inc. *	203,301
		730,121
	OIL & GAS SERVICES - 4.4%
95,900	Basic Energy Services, Inc. (b)*	257,012
18,500	Oil States International, Inc. *	504,125
160,000	Pioneer Energy Services Corp. *	347,200
		1,108,337
	PHARMACEUTICALS - 1.9%
14,500	Enanta Pharmaceuticals, Inc. (b)*	478,790

	RETAIL - 1.6%
10,700	Outerwall, Inc. (b)	390,978

	SHIPBUILDING - 2.6%
5,200	Huntington Ingalls Industries, Inc.	659,620

	TELECOMMUNICATIONS - 3.3%
34,500	NeuStar, Inc. (b)*	826,965

	TRANSPORTATION - 2.0%
28,691	USA Truck, Inc. *	500,658

	TOTAL COMMON STOCKS (Cost $28,464,571)	24,935,039

	SHORT-TERM INVESTMENTS - 22.8%
131,546	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.32%**	131,546
5,566,948	Fidelity Institutional Money Market Portfolio - Institutional Class, 0.32%** (a)	5,566,948
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,698,494)	5,698,494

	TOTAL INVESTMENTS IN SECURITIES - 122.6% (Cost $34,163,065) (c)	$ 30,633,533
	LIABILITIES IN EXCESS OF OTHER ASSETS - (22.6) %	(5,647,307)
	TOTAL NET ASSETS - 100.0%	$ 24,986,226

* Non-Income producing security.
** Interest rate reflects seven-day effective yield on December 31, 2015.
(a) All or a portion of the security is segregated as collateral for securities on loan at December 31, 2015. Total collateral had a market value of $5,566,948.
at December 31, 2015.
(b) All or a portion of the security is out on loan at December 31, 2015. Total loaned securities had a market value of $5,334,837 at December 31, 2015.
(c) Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $34,247,761 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 2,189,757
	Unrealized depreciation	(5,803,985)
	Net unrealized depreciation	$ (3,614,228)

Empiric 2500 Fund
SCHEDULE OF INVESTMENTS (Unaudited)(Continued)
December 31, 2015
The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. The Fund may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “Underlying Funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the Underlying Funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Fund will not change. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost, provided such valuations represent fair value.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair market value as determined in good faith by the Board, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the New York Stock Exchange close.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2015, for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$ 24,935,039	$ -	$ -	$ 24,935,039
Short-Term Investment	5,698,494	-	-	5,698,494
Total	$ 30,633,533	$ -	$ -	$ 30,633,533

There were no transfers in to or out of Level 1 or Level 2 during the current period presented. It is the Fund's policy to record transfers between Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 3 securities during the period.

Security Loans – The Fund has entered into a securities lending agreement with Morgan Stanley & Co., Inc. and MS Securities Services, Inc. The Fund receives compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. If the market value of the collateral falls below 102% of market value plus accrued interest of the loaned securities, the lender’s agent shall request additional collateral from the borrowers to bring the collateralization back to 102%.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mutual Fund Series Trust

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/23/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Jerry Szilagyi

Jerry Szilagyi, Principal Executive Officer/President

Date 2/23/2016

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 2/23/2016